Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
RECEIVABLES

NOTE 6 — RECEIVABLES

At June 30, 2021 and December 31, 2020, receivables consisted of the following:

	June 30, 2021	December 31, 2020
Credit card payments in process of settlement	$78,836	$158,924
Trade receivables from customers	1,977,177	366,701
Total receivables	2,053,013	525,625
Allowance for doubtful accounts	—	—
Accounts receivable, net	$2,053,013	$525,625

NOTE 6 — RECEIVABLES

At December 31, 2020 and 2019, receivables consisted of the following:

	December 31, 2020	December 31, 2019
Credit card payments in process of settlement	$158,924	$—
Trade receivables from customers	715,410	620,370
Total receivables	874,334	620,370
Allowance for doubtful accounts	(14,614)	(29,001)
Accounts receivable, net	$859,720	$591,369